Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Ownership Interest in Subsidiaries
Ownership interest in subsidiaries on December 31, 2022 and 2021 are as follows:

	Interest - %
	12/31/2022	12/31/2021

Subsidiaries
Vinci Partners Investimentos Ltda. (1)	100	100
Vinci Assessoria financeira Ltda. (2)	100	100
Vinci Equities Gestora de Recursos Ltda. (2)	100	100
Vinci Gestora de Recursos Ltda. (2)	100	100
Vinci Capital Gestora de Recursos Ltda. (2)	100	100
Vinci Soluções de Investimentos Ltda. (3)	100	100
Vinci Real Estate Gestora de Recursos Ltda. (2)	100	100
Vinci Capital Partners GP Limited.	100	100
Vinci Partners USA LLC	100	100
Vinci GGN Gestão de Recursos Ltda. (2)	100	100
Vinci Infraestrutura Gestora de Recursos Ltda.	100	100
Vinci Capital Partners GP III Limited.	100	100
GGN GP LLC	100	100
Amalfi Empreendimentos e Participações S.A.	100	100
Vinci APM Ltda. (2)	100	100
Vinci Monalisa FIM Crédito Privado IE (4)	100	100
Vinci Asset Allocation Ltda.	75	65
VICC Infra GP LLC	100	—
Vinci Capital Partners IV GP LLC	100	—
Vinci Holding Securitária Ltda.	85	—
Vinci Vida e Previdência S.A. (5)	85	—
SPS Capital Gestão de Recursos Ltda. (6)	100	—

(1)	Prior to the consummation of the initial public offering, on January 15, 2021, the consolidated financial statements were prepared on behalf of Vinci Partners Investimentos Ltda.
(2)	Minority interest represents less than 0.001%.
(3)	On February 18, 2021, Vinci Gestão de Patrimônio Ltda changed its name to Vinci Soluções de Investimentos Ltda. Minority interest represents less than 0.001%.
(4)	Under the terms of IFRS10, the Entity does not consolidate its investment in Vinci Monalisa FIM Crédito Privado IE and measures at fair value through profit or loss in accordance with IFRS 9.
(5)	Vinci has an indirect interest at Vinci Vida e Previdência of 85% through its subsidiary Vinci Holding Securitária Ltda., which holds 100% of ownership interest at Vinci Vida e Previdência.
(6)
On 16 August 2022, Vinci Soluções de Investimentos Ltda. acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda. The acquisition gives to Vinci Soluções de Investimentos the right of 100% on the economic interest of SPS Gestão de Recursos Ltda.